Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
Total long-term debt	¥ 15,000	¥ 5,000
Less: current portion		(5,000)
Long-term debt, non-current portion	15,000
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds		5,000
Unsecured bonds due in September 2017 [Member]
Debt Disclosure [Line Items]
Unsecured bonds	5,000
Unsecured bonds due in September 2018 [Member]
Debt Disclosure [Line Items]
Unsecured bonds	5,000
Unsecured bonds due in September 2019 [Member]
Debt Disclosure [Line Items]
Unsecured bonds	¥ 5,000